Cover	Mar. 07, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity File Number	001-35074
Entity Registrant Name	SUMMIT HOTEL PROPERTIES, INC.
Entity Central Index Key	0001497645
Entity Tax Identification Number	27-2962512
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	13215 Bee Cave Parkway, Suite B-300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	512
Local Phone Number	538-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	INN
Security Exchange Name	NYSE
Series D Cumulative Redeemable Preferred Stock 0. 01 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Series E Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	INN-PE
Security Exchange Name	NYSE
Series E Cumulative Redeemable Preferred Stock 0. 01 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Series F Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	INN-PF
Security Exchange Name	NYSE